Summary of Significant Accounting Policies - Schedule of Plant and Equipment Expected Useful Lives (Details)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Office Equipment [Member]
Plant and equipment expected useful lives	5 years	5 years
Computer Equipment [Member]
Plant and equipment expected useful lives	5 years	5 years
Leasehold Improvements [Member]
Plant and equipment expected useful lives	3 years	3 years